Accumulated other comprehensive (loss)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive (loss)	Accumulated other comprehensive (loss)
The changes in accumulated other comprehensive (loss), by component, for the years ended December 31, 2020, 2019 and 2018 are as follows:

	For the year ended December 31, 2020
(Millions)	Foreign currency translation adjustment	Total
Balance, beginning of year	$(237.5)	$(237.5)
Other comprehensive income	126.3	126.3
Balance, end of year	$(111.2)	$(111.2)

	For the year ended December 31, 2019
(Millions)	Foreign currency translation adjustment	Total
Balance, beginning of year	$(202.4)	$(202.4)
Other comprehensive (loss)	(35.1)	(35.1)
Balance, end of year	$(237.5)	$(237.5)

	For the year ended December 31, 2018
(Millions)	Foreign currency translation adjustment	Total
Balance, beginning of year	$(140.5)	$(140.5)
Other comprehensive (loss)	(61.9)	(61.9)
Balance, end of year	$(202.4)	$(202.4)